UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO Dividend and Income Builder Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS™ Dividend Fund

PIMCO EqS™ Emerging Markets Fund

PIMCO EqS™ Long/Short Fund

PIMCO EqS Pathfinder Fund®

Schedule of Investments

PIMCO Dividend and Income Builder Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 0.2%
UNITED STATES 0.2%
Amortizing Residential Collateral Trust
0.757% due 06/25/2032	$31	$26
Countrywide Asset-Backed Certificates
0.777% due 04/25/2034	16	15
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032	17	14
EMC Mortgage Loan Trust
0.767% due 11/25/2041	18	17
0.867% due 02/25/2041	85	74
Structured Asset Securities Corp.
0.267% due 02/25/2037	7	7

Total Asset-Backed Securities (Cost $131)		153

	SHARES
COMMON STOCKS 80.2%
AUSTRALIA 1.8%
INDUSTRIALS 0.8%
Ausdrill Ltd.	197,299	590

MATERIALS 1.0%
Kingsgate Consolidated Ltd.	118,742	740

Total Australia		1,330

BRAZIL 2.1%
INDUSTRIALS 0.4%
Obrascon Huarte Lain Brasil S.A.	31,000	284

UTILITIES 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	15,355	1,247

Total Brazil		1,531

CANADA 4.8%
CONSUMER DISCRETIONARY 2.4%
Aimia, Inc.	120,410	1,805

ENERGY 2.4%
Canadian Oil Sands Ltd.	41,125	881
Poseidon Concepts Corp.	58,481	869

		1,750

Total Canada		3,555

CHINA 1.6%
INDUSTRIALS 1.6%
Guangshen Railway Co. Ltd. ‘H’	894,000	286
Jiangsu Expressway Co. Ltd. ‘H’	714,000	596
Zhejiang Expressway Co. Ltd. ‘H’	434,000	302

Total China		1,184

CYPRUS 1.2%
ENERGY 1.2%
ProSafe SE	107,625	887

Total Cyprus		887

CZECH REPUBLIC 1.4%
UTILITIES 1.4%
CEZ A/S	27,865	1,040

Total Czech Republic		1,040

FRANCE 4.1%
ENERGY 2.1%
Total S.A.	31,768	1,580

HEALTH CARE 2.0%
Sanofi	16,873	1,444

Total France		3,024

GERMANY 1.2%
FINANCIALS 1.2%
Deutsche Boerse AG	15,883	879

Total Germany		879

HONG KONG 2.0%
CONSUMER DISCRETIONARY 0.4%
Tianneng Power International Ltd.	490,000	297

INDUSTRIALS 0.4%
Yuexiu Transport Infrastructure Ltd.	604,000	283

MATERIALS 0.8%
Huabao International Holdings Ltd.	1,054,000	600

TELECOMMUNICATION SERVICES 0.4%
SmarTone Telecommunications Holdings Ltd.	136,000	270

Total Hong Kong		1,450

ITALY 0.8%
INDUSTRIALS 0.8%
Societa Iniziative Autostradali e Servizi SpA	71,790	577

Total Italy		577

MACAU 1.3%
CONSUMER DISCRETIONARY 1.3%
Wynn Macau Ltd.	370,400	995

Total Macau		995

NETHERLANDS 2.2%
ENERGY 2.2%
Royal Dutch Shell PLC ‘A’	46,956	1,627

Total Netherlands		1,627

NORWAY 2.0%
INDUSTRIALS 2.0%
Orkla ASA	193,867	1,477

Total Norway		1,477

QATAR 0.4%
UTILITIES 0.4%
Qatar Electricity & Water Co.	8,084	294

Total Qatar		294

SOUTH AFRICA 6.2%
HEALTH CARE 1.6%
Life Healthcare Group Holdings Ltd.	309,826	1,184

MATERIALS 2.5%
Gold Fields Ltd.	21,478	271
Gold Fields Ltd. SP - ADR	118,713	1,526

		1,797

TELECOMMUNICATION SERVICES 2.1%
MTN Group Ltd.	30,132	582
Vodacom Group Ltd.	80,801	991

		1,573

Total South Africa		4,554

SPAIN 3.1%
FINANCIALS 0.8%
Bolsas y Mercados Espanoles S.A.	27,095	571

UTILITIES 2.3%
Enagas S.A.	88,203	1,739

Total Spain		2,310

SWITZERLAND 4.4%
HEALTH CARE 4.4%
Novartis AG	24,101	1,475
Roche Holding AG	9,294	1,738

Total Switzerland		3,213

THAILAND 0.4%
INDUSTRIALS 0.4%
Bangkok Expressway PCL	312,200	299

Total Thailand		299

UNITED KINGDOM 11.3%
CONSUMER STAPLES 1.6%
SABMiller PLC	26,878	1,182

FINANCIALS 3.0%
HSBC Holdings PLC	143,571	1,334
IG Group Holdings PLC	122,553	884

		2,218

INDUSTRIALS 2.0%
Carillion PLC	337,528	1,480

TELECOMMUNICATION SERVICES 4.7%
BT Group PLC	153,958	574
Inmarsat PLC	120,289	1,149
Vodafone Group PLC	617,342	1,754

		3,477

Total United Kingdom		8,357

UNITED STATES 27.9%
CONSUMER STAPLES 3.9%
Wal-Mart Stores, Inc.	15,833	1,169
Walgreen Co.	46,110	1,680

		2,849

ENERGY 1.4%
Marathon Petroleum Corp.	19,295	1,053

FINANCIALS 6.6%
JPMorgan Chase & Co.	43,953	1,779
Solar Capital Ltd.	50,981	1,168
Solar Senior Capital Ltd.	16,458	295
U.S. Bancorp	47,682	1,636

		4,878

HEALTH CARE 9.0%
Baxter International, Inc.	36,945	2,226
Medtronic, Inc.	47,899	2,065
Pfizer, Inc.	96,401	2,396

		6,687

INDUSTRIALS 1.6%
Lockheed Martin Corp.	12,924	1,207

INFORMATION TECHNOLOGY 4.6%
Intel Corp.	45,869	1,040
Microsoft Corp.	78,266	2,331

		3,371

MATERIALS 0.8%
E.I. du Pont de Nemours & Co.	11,664	586

Total United States		20,631

Total Common Stocks (Cost $56,289)		59,214

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 14.4%
AUSTRALIA 0.4%
INDUSTRIALS 0.4%
Asciano Finance Ltd.
5.000% due 04/07/2018	$100	107
FMG Resources Pty. Ltd.
7.000% due 11/01/2015	100	100
6.375% due 02/01/2016	100	98

Total Australia		305

AUSTRIA 0.2%
INDUSTRIALS 0.2%
OGX Austria GmbH
8.500% due 06/01/2018	200	181

Total Austria		181

BRAZIL 0.3%
INDUSTRIALS 0.3%
Braskem Finance Ltd.
7.000% due 05/07/2020	100	116

Petrobras International Finance Co.
5.375% due 01/27/2021	100	113

Total Brazil		229

CAYMAN ISLANDS 0.5%
BANKING & FINANCE 0.4%
IPIC GMTN Ltd.
5.000% due 11/15/2020	250	274

UTILITIES 0.1%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	97	110

Total Cayman Islands		384

FINLAND 0.3%
INDUSTRIALS 0.3%
Nokia OYJ
5.500% due 02/04/2014	EUR	100	130
5.375% due 05/15/2019		$100	84

Total Finland			214

FRANCE 0.6%
BANKING & FINANCE 0.6%
Banque PSA Finance S.A.
2.361% due 04/04/2014		50	49
Caisse Centrale du Credit Immobilier de France S.A.
3.270% due 08/09/2013	EUR	200	255
RCI Banque S.A.
4.600% due 04/12/2016		$100	102

Total France			406

GERMANY 0.4%
INDUSTRIALS 0.4%
Kinove German Bondco GmbH
10.000% due 06/15/2018	EUR	90	127
KP Germany Erste GmbH
11.625% due 07/15/2017		100	135

Total Germany			262

IRELAND 0.6%
INDUSTRIALS 0.2%
RZD Capital Ltd.
5.739% due 04/03/2017		$100	111
UTILITIES 0.4%
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		300	321

Total Ireland			432

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		100	98

Total Italy			98

JAPAN 0.4%
UTILITIES 0.4%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	259

Total Japan			259

LUXEMBOURG 1.4%
BANKING & FINANCE 0.5%
Fiat Finance & Trade S.A.
7.625% due 09/15/2014		100	135
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$200	221

			356

INDUSTRIALS 0.6%
ArcelorMittal
7.250% due 10/15/2039		100	92
5.750% due 03/01/2021		100	96
INEOS Group Holdings S.A.
8.500% due 02/15/2016		100	95

OXEA Finance & Cy S.C.A.
9.625% due 07/15/2017	EUR	86	122

			405

UTILITIES 0.3%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$200	236

Total Luxembourg			997

MEXICO 0.1%
INDUSTRIALS 0.1%
America Movil S.A.B. de C.V.
8.460% due 12/18/2036	MXN	1,000	83

Total Mexico			83

NETHERLANDS 0.3%
INDUSTRIALS 0.3%
Schaeffler Finance BV
7.750% due 02/15/2017		$100	111
UPC Holding BV
9.875% due 04/15/2018		100	110

Total Netherlands			221

NORWAY 0.4%
BANKING & FINANCE 0.4%
Eksportfinans ASA
1.600% due 03/20/2014	JPY	10,000	126
3.000% due 11/17/2014		$135	133

Total Norway			259

QATAR 0.7%
INDUSTRIALS 0.3%
Nakilat, Inc.
6.067% due 12/31/2033		200	238

UTILITIES 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	305

Total Qatar			543

RUSSIA 0.2%
UTILITIES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		100	130

Total Russia			130

SOUTH KOREA 0.1%
BANKING & FINANCE 0.1%
Export-Import Bank of Korea
4.125% due 09/09/2015		100	108

Total South Korea			108

UNITED ARAB EMIRATES 0.1%
INDUSTRIALS 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019		80	91

Total United Arab Emirates			91

UNITED KINGDOM 1.7%
BANKING & FINANCE 1.7%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		100	99

Barclays Bank PLC
10.000% due 05/21/2021	GBP	100	201
FCE Bank PLC
5.125% due 11/16/2015		100	172
LBG Capital PLC
15.000% due 12/21/2019		100	211
7.869% due 08/25/2020		100	158
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	200	263
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	100	176

Total United Kingdom			1,280

UNITED STATES 4.9%
BANKING & FINANCE 1.7%
Ally Financial, Inc.
6.750% due 12/01/2014		$100	107
American International Group, Inc.
6.765% due 11/15/2017	GBP	100	186
Bank of America Corp.
6.000% due 09/01/2017		$100	116
Cantor Fitzgerald LP
7.875% due 10/15/2019		100	105
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		100	110
International Lease Finance Corp.
6.500% due 09/01/2014		100	108
Merrill Lynch & Co., Inc.
7.750% due 04/30/2018	GBP	100	194
Morgan Stanley
7.300% due 05/13/2019		$100	118
6.250% due 08/28/2017		100	114
SLM Corp.
0.582% due 06/17/2013	EUR	100	126

			1,284

INDUSTRIALS 2.6%
Altria Group, Inc.
10.200% due 02/06/2039		$100	172
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		100	104
CONSOL Energy, Inc.
8.000% due 04/01/2017		100	105
Crown Castle Towers LLC
6.113% due 01/15/2040		100	121
CVS Pass-Through Trust
8.353% due 07/10/2031		94	128
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021		100	104
HCA, Inc.
6.500% due 02/15/2020		100	111
HD Supply, Inc.
8.125% due 04/15/2019		100	109
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		200	206
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018		100	102
9.875% due 08/15/2019		100	107
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	96
6.850% due 07/15/2018		100	103
Tyson Foods, Inc.
4.500% due 06/15/2022		100	105
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		100	106
Warner Chilcott Co. LLC
7.750% due 09/15/2018		100	107

			1,886

UTILITIES 0.6%
NGPL PipeCo LLC
7.119% due 12/15/2017		100	107
9.625% due 06/01/2019		100	114

NRG Energy, Inc.
7.875% due 05/15/2021		100	109
7.625% due 01/15/2018		100	109

			439

Total United States			3,609

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017		100	91

Total Venezuela			91

VIRGIN ISLANDS (BRITISH) 0.6%
INDUSTRIALS 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		200	204

UTILITIES 0.3%
TNK-BP Finance S.A.
7.875% due 03/13/2018		200	243

Total Virgin Islands (British)			447

Total Corporate Bonds & Notes (Cost $10,018)			10,629

MORTGAGE-BACKED SECURITIES 0.8%
UNITED STATES 0.8%
Banc of America Funding Corp.
5.526% due 05/20/2036		80	79
Banc of America Mortgage Trust
5.648% due 11/20/2046		49	43
Chase Mortgage Finance Corp.
3.080% due 09/25/2036		151	122
Countrywide Home Loan Mortgage Pass-Through Trust
0.717% due 07/25/2037 ^		100	60
Credit Suisse Mortgage Capital Trust
5.000% due 03/25/2037		9	9
GSR Mortgage Loan Trust
1.956% due 04/25/2032		108	107
Harborview Mortgage Loan Trust
0.559% due 06/20/2035		6	6
Merrill Lynch Mortgage Investors Trust
2.676% due 02/25/2036		23	20
Residential Accredit Loans, Inc. Trust
0.617% due 10/25/2045		233	156

Total Mortgage-Backed Securities (Cost $519)			602

MUNICIPAL BONDS & NOTES 0.2%
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		100	81

Total Michigan			81

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		100	68

Total Virginia			68

Total Municipal Bonds & Notes (Cost $141)			149

SOVEREIGN ISSUES 1.3%
AUSTRALIA 0.3%
New South Wales Treasury Corp.
6.000% due 03/01/2022	AUD	200	246

Total Australia			246

CANADA 0.8%
Province of Ontario
3.150% due 06/02/2022	CAD	250	265

Province of Quebec
4.500% due 12/01/2018		250	288

Total Canada			553

MEXICO 0.1%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	1,000	80

Total Mexico			80

SOUTH AFRICA 0.1%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	750	99

Total South Africa			99

Total Sovereign Issues (Cost $959)			978

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012		$887	887

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $911. Repurchase proceeds are $887.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.5%
PIMCO Short-Term Floating NAV Portfolio		180,861	1,813

Total Short-Term Instruments (Cost $2,700)			2,700

Total Investments 100.8% (Cost $70,757)			$74,425
Other Assets and Liabilities (Net) (0.8%)			(577)

Net Assets 100.0%			$73,848

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Affiliated to the Fund.

(b)	Cash of $63 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australian dollar currency December Futures	Short	12/2012	1	$(1)
British pound currency December Futures	Short	12/2012	4	(4)
Canadian dollar currency December Futures	Short	12/2012	2	(1)
Euro currency December Futures	Long	12/2012	7	13
Japanese yen currency December Futures	Long	12/2012	14	7

				$14

(c)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	347		$363	CBK	$3	$0	$3
10/2012		74		75	DUB	0	(2)	(2)
10/2012	BRL	919		453	UAG	0	0	0
10/2012	CAD	57		58	BRC	0	0	0
10/2012		797		803	CBK	0	(8)	(8)
10/2012	CHF	180		188	DUB	0	(3)	(3)
10/2012		1,013		1,055	MSC	0	(22)	(22)
10/2012	EUR	1,754		2,193	BRC	0	(61)	(61)
10/2012		338		426	FBF	0	(8)	(8)
10/2012	GBP	2,936		4,639	BRC	0	(102)	(102)
10/2012	JPY	332,254		4,281	UAG	23	0	23
10/2012	NOK	689		118	BRC	0	(2)	(2)
10/2012		11,792		2,027	CBK	0	(32)	(32)
10/2012	THB	1,750		56	BRC	0	0	0
10/2012		8,974		283	DUB	0	(8)	(8)
10/2012		8,974		282	UAG	0	(9)	(9)
10/2012		$432	AUD	421	CBK	4	0	4
10/2012		357	BRL	729	HUS	3	0	3
10/2012		179		364	JPM	0	0	0
10/2012		93		190	UAG	1	0	1
10/2012		872	CAD	854	FBF	0	(3)	(3)
10/2012		34		33	JPM	0	0	0
10/2012		105		104	MSC	0	0	0
10/2012		1,271	CHF	1,193	BOA	0	(2)	(2)
10/2012		2,702	EUR	2,092	CBK	0	(14)	(14)
10/2012		4,763	GBP	2,936	BOA	0	(22)	(22)
10/2012		3,785	JPY	297,218	CBK	23	0	23
10/2012		447		35,036	GLM	2	0	2
10/2012		40	NOK	230	JPM	0	0	0
10/2012		484	THB	15,156	BRC	8	0	8
10/2012		90		2,791	UAG	0	0	0
10/2012	ZAR	8,569		$1,026	BRC	3	(3)	0
10/2012		4,919		584	CBK	0	(5)	(5)
10/2012		12,108		1,460	HUS	10	0	10
10/2012		7,365		880	JPM	1	(3)	(2)
11/2012	CAD	854		871	FBF	3	0	3
11/2012	CHF	1,193		1,271	BOA	2	0	2
11/2012		91		97	CBK	0	0	0
11/2012	CZK	7,452		379	CBK	0	(2)	(2)
11/2012		10,773		528	FBF	0	(23)	(23)
11/2012		699		36	JPM	0	0	0
11/2012	EUR	89		115	BRC	0	0	0
11/2012		2,092		2,703	CBK	14	0	14
11/2012	GBP	2,936		4,762	BOA	22	0	22
11/2012		120		194	GLM	0	0	0
11/2012	JPY	8,485		109	DUB	0	0	0
11/2012	NOK	12,481		2,177	HUS	1	0	1
11/2012		$244	AUD	234	CBK	0	(2)	(2)
11/2012		139	JPY	10,810	GLM	0	(1)	(1)
11/2012		4,282		332,254	UAG	0	(23)	(23)
12/2012	BRL	208		$101	BOA	0	(1)	(1)
12/2012		554		271	BRC	0	(1)	(1)
12/2012		190		92	UAG	0	(1)	(1)
01/2013	THB	2,791		90	UAG	0	0	0

						$123	$(363)	$(240)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Asset-Backed Securities
United States	$0	$153	$0	$153
Common Stocks
Australia
Industrials	0	590	0	590
Materials	0	740	0	740
Brazil
Industrials	284	0	0	284
Utilities	1,247	0	0	1,247
Canada
Consumer Discretionary	1,805	0	0	1,805
Energy	1,750	0	0	1,750
China
Industrials	0	1,184	0	1,184
Cyprus
Energy	0	887	0	887
Czech Republic
Utilities	1,040	0	0	1,040
France
Energy	0	1,580	0	1,580
Health Care	0	1,444	0	1,444
Germany
Financials	0	879	0	879
Hong Kong
Consumer Discretionary	0	297	0	297
Industrials	0	283	0	283
Materials	0	600	0	600
Telecommunication Services	0	270	0	270
Italy
Industrials	0	577	0	577
Macau
Consumer Discretionary	0	995	0	995
Netherlands
Energy	0	1,627	0	1,627
Norway
Industrials	0	1,477	0	1,477
Qatar
Utilities	0	294	0	294
South Africa
Health Care	0	1,184	0	1,184
Materials	1,526	271	0	1,797
Telecommunication Services	0	1,573	0	1,573
Spain
Financials	0	571	0	571
Utilities	0	1,739	0	1,739
Switzerland
Health Care	0	3,213	0	3,213
Thailand
Industrials	0	299	0	299
United Kingdom
Consumer Staples	0	1,182	0	1,182
Financials	0	2,218	0	2,218
Industrials	0	1,480	0	1,480
Telecommunication Services	0	3,477	0	3,477
United States
Consumer Staples	2,849	0	0	2,849
Energy	1,053	0	0	1,053
Financials	4,878	0	0	4,878
Health Care	6,687	0	0	6,687
Industrials	1,207	0	0	1,207
Information Technology	3,371	0	0	3,371
Materials	586	0	0	586
Corporate Bonds & Notes
Australia
Industrials	0	305	0	305
Austria
Industrials	0	181	0	181
Brazil
Industrials	0	229	0	229
Cayman Islands
Banking & Finance	0	274	0	274
Utilities	0	110	0	110
Finland
Industrials	0	214	0	214
France
Banking & Finance	0	406	0	406
Germany
Industrials	0	262	0	262
Ireland
Industrials	0	111	0	111
Utilities	0	321	0	321
Italy
Banking & Finance	0	98	0	98
Japan
Utilities	0	259	0	259
Luxembourg
Banking & Finance	0	356	0	356
Industrials	0	405	0	405
Utilities	0	236	0	236
Mexico
Industrials	0	83	0	83
Netherlands
Industrials	0	221	0	221
Norway
Banking & Finance	0	259	0	259
Qatar
Industrials	0	238	0	238
Utilities	0	305	0	305
Russia
Utilities	0	130	0	130
South Korea
Banking & Finance	0	108	0	108
United Arab Emirates
Industrials	0	91	0	91
United Kingdom
Banking & Finance	0	1,280	0	1,280
United States
Banking & Finance	0	1,284	0	1,284
Industrials	0	1,780	106	1,886
Utilities	0	439	0	439
Venezuela
Industrials	0	91	0	91
Virgin Islands (British)
Industrials	0	204	0	204
Utilities	0	243	0	243
Mortgage-Backed Securities
United States	0	602	0	602
Municipal Bonds & Notes
Michigan	0	81	0	81
Virginia	0	68	0	68
Sovereign Issues
Australia	0	246	0	246
Canada	0	553	0	553
Mexico	0	80	0	80
South Africa	0	99	0	99
Short-Term Instruments
Repurchase Agreements	0	887	0	887
PIMCO Short-Term Floating NAV Portfolio	1,813	0	0	1,813
	$30,096	$44,223	$106	$74,425

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$20	$123	$0	$143

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$(6)	$(363)	$0	$(369)

Totals	$30,110	$43,983	$106	$74,199

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
United States
Industrials	$102	$0	$0	$0	$0	$4	$0	$0	$106	$4

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
United States
Industrials	$106	Third Party Vendor	Broker Quote	105.75

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Emerging Multi-Asset Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 1.3%
JAPAN 0.8%
CONSUMER DISCRETIONARY 0.8%
Honda Motor Co. Ltd. SP - ADR (d)	13,000	$402

Total Japan		402

RUSSIA 0.3%
FINANCIALS 0.3%
Sberbank of Russia GDR (a)	14,226	166

Total Russia		166

UNITED KINGDOM 0.2%
FINANCIALS 0.2%
Standard Chartered PLC	4,919	111

Total United Kingdom		111

Total Common Stocks (Cost $716)		679

EXCHANGE-TRADED FUNDS 5.9%
UNITED STATES 5.9%
Vanguard MSCI Emerging Markets ETF	72,070	3,009

Total Exchange-Traded Funds (Cost $3,035)		3,009

MUTUAL FUNDS (b)(c) 90.1%
UNITED STATES 90.1%
PIMCO CommoditiesPLUS® Strategy Fund	43,979	492
PIMCO Emerging Local Bond Fund	1,278,353	13,883
PIMCO Emerging Markets Bond Fund	946,114	11,628
PIMCO Emerging Markets Corporate Bond Fund	130,025	1,553
PIMCO EqSTM Emerging Markets Fund	2,163,023	18,515

Total Mutual Funds (Cost $46,447)		46,071

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$568	568

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $585. Repurchase proceeds are $568.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.2%
PIMCO Short-Term Floating NAV Portfolio	61,849	620

Total Short-Term Instruments (Cost $1,188)		1,188

PURCHASED OPTIONS (f) 0.7%
(Cost $742)		380

Total Investments 100.3% (Cost $52,128)		$51,327
Written Options (g) (0.2%) (Premiums $412)		(116)
Other Assets and Liabilities (Net) (0.1%)		(59)

Net Assets 100.0%		$51,152

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $340 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.272%	$100	$0	$0	$0
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.272%	100	0	0	0
China Government International Bond	DUB	1.000%	03/20/2013	0.183%	100	1	1	0
China Government International Bond	GST	1.000%	12/20/2012	0.183%	100	1	1	0
China Government International Bond	HUS	1.000%	12/20/2012	0.183%	100	0	0	0
China Government International Bond	RYL	1.000%	12/20/2016	0.653%	100	1	(5)	6
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.458%	100	0	(1)	1
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.458%	100	0	(1)	1
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%	100	1	(1)	2
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.367%	100	0	0	0
South Africa Government International Bond	GST	1.000%	12/20/2012	0.367%	100	0	0	0

						$4	$(6)	$10

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	IBOV Index	27	3-Month USD-LIBOR less a specified spread	$789	08/15/2013	ULO	$(1)
Pay	MEXBOL Index	254	3-Month USD-LIBOR less a specified spread	784	08/15/2013	ULO	(23)

							$(24)

(f)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$40.000	01/19/2013	2,273	$742	$380

(g)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$35.000	01/19/2013	2,273	$412	$(116)

(h)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	1,946		$949	UAG	$0	$(11)	$(11)
10/2012	MYR	897		292	BRC	0	(1)	(1)
10/2012		$480	BRL	973	UAG	1	0	1
10/2012		44	EUR	36	UAG	2	0	2
10/2012		282	MYR	897	HUS	11	0	11
10/2012		439	ZAR	3,643	BRC	0	(3)	(3)
11/2012		1,005	HKD	7,795	JPM	0	0	0
11/2012		337	HUF	76,392	JPM	5	0	5
11/2012		195	TWD	5,760	BRC	1	0	1
12/2012	GBP	66		$105	BPS	0	(2)	(2)
12/2012		$470	BRL	973	UAG	6	0	6
01/2013		173	IDR	1,712,200	BPS	4	0	4
01/2013		290	MYR	897	BRC	0	0	0
01/2013		352	RUB	11,692	JPM	15	0	15
02/2013		402	CNY	2,533	BRC	0	(3)	(3)

						$45	$(20)	$25

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Common Stocks
Japan
Consumer Discretionary	$402	$0	$0	$402
Russia
Financials	166	0	0	166
United Kingdom
Financials	111	0	0	111
Exchange-Traded Funds
United States	3,009	0	0	3,009
Mutual Funds
United States	46,071	0	0	46,071
Short-Term Instruments
Repurchase Agreements	0	568	0	568
PIMCO Short-Term Floating NAV Portfolio	620	0	0	620
Purchased Options
Equity Contracts	380	0	0	380
	$50,759	$568	$0	$51,327

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	10	0	10
Foreign Exchange Contracts	0	45	0	45
	$0	$55	$0	$55

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(116)	(24)	0	(140)
Foreign Exchange Contracts	0	(20)	0	(20)

	$(116)	$(44)	$0	$(160)

Totals	$50,643	$579	$0	$51,222

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO EqSTM Dividend Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 97.5%
AUSTRALIA 2.1%
INDUSTRIALS 0.8%
Ausdrill Ltd.	907,067	$2,711

MATERIALS 1.3%
Kingsgate Consolidated Ltd.	743,790	4,634

Total Australia		7,345

BRAZIL 2.3%
INDUSTRIALS 0.3%
Obrascon Huarte Lain Brasil S.A.	123,400	1,132

UTILITIES 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	86,834	7,052

Total Brazil		8,184

CANADA 5.8%
CONSUMER DISCRETIONARY 3.0%
Aimia, Inc.	712,044	10,676

ENERGY 2.8%
Canadian Oil Sands Ltd.	228,610	4,895
Poseidon Concepts Corp.	336,069	4,994

		9,889

Total Canada		20,565

CHINA 1.8%
INDUSTRIALS 1.8%
Guangshen Railway Co. Ltd. ‘H’	5,374,000	1,720
Jiangsu Expressway Co. Ltd. ‘H’	3,586,000	2,993
Zhejiang Expressway Co. Ltd. ‘H’	2,352,000	1,635

Total China		6,348

CYPRUS 1.5%
ENERGY 1.5%
ProSafe SE	658,218	5,422

Total Cyprus		5,422

CZECH REPUBLIC 1.6%
UTILITIES 1.6%
CEZ A/S	146,799	5,477

Total Czech Republic		5,477

FRANCE 5.0%
ENERGY 2.5%
Total S.A.	179,880	8,949

HEALTH CARE 2.5%
Sanofi	102,705	8,789

Total France		17,738

GERMANY 1.6%
FINANCIALS 1.6%
Deutsche Boerse AG	99,226	5,491

Total Germany		5,491

HONG KONG 2.4%
CONSUMER DISCRETIONARY 0.5%
Tianneng Power International Ltd.	2,716,000	1,647

INDUSTRIALS 0.5%
Yuexiu Transport Infrastructure Ltd.	3,548,000	1,664

MATERIALS 1.0%
Huabao International Holdings Ltd.	6,253,000	3,556

TELECOMMUNICATION SERVICES 0.4%
SmarTone Telecommunications Holdings Ltd.	787,000	1,563

Total Hong Kong		8,430

ITALY 1.1%
INDUSTRIALS 1.1%
Societa Iniziative Autostradali e Servizi SpA	475,770	3,822

Total Italy		3,822

MACAU 1.6%
CONSUMER DISCRETIONARY 1.6%
Wynn Macau Ltd.	2,104,800	5,656

Total Macau		5,656

NETHERLANDS 2.6%
ENERGY 2.6%
Royal Dutch Shell PLC ‘A’	259,297	8,986

Total Netherlands		8,986

NORWAY 2.5%
INDUSTRIALS 2.5%
Orkla ASA	1,164,920	8,876

Total Norway		8,876

QATAR 0.5%
UTILITIES 0.5%
Qatar Electricity & Water Co.	44,901	1,632

Total Qatar		1,632

SOUTH AFRICA 7.2%
HEALTH CARE 1.9%
Life Healthcare Group Holdings Ltd.	1,714,881	6,551

MATERIALS 2.7%
Gold Fields Ltd.	215,455	2,723
Gold Fields Ltd. SP - ADR	532,306	6,840

		9,563

TELECOMMUNICATION SERVICES 2.6%
MTN Group Ltd.	171,050	3,302
Vodacom Group Ltd.	470,947	5,779

		9,081

Total South Africa		25,195

SPAIN 4.0%
FINANCIALS 1.0%
Bolsas y Mercados Espanoles S.A.	165,601	3,487

UTILITIES 3.0%
Enagas S.A.	542,930	10,707

Total Spain		14,194

SWITZERLAND 5.4%
HEALTH CARE 5.4%
Novartis AG	141,100	8,636
Roche Holding AG	55,835	10,444

Total Switzerland		19,080

THAILAND 0.5%
INDUSTRIALS 0.5%
Bangkok Expressway PCL	1,860,700	1,783

Total Thailand		1,783

UNITED KINGDOM 14.3%
CONSUMER STAPLES 1.9%
SABMiller PLC	157,175	6,916

FINANCIALS 3.9%
HSBC Holdings PLC	927,769	8,619
IG Group Holdings PLC	695,534	5,017

		13,636

INDUSTRIALS 2.5%
Carillion PLC	2,021,269	8,863

TELECOMMUNICATION SERVICES 6.0%
BT Group PLC	976,826	3,641
Inmarsat PLC	790,892	7,551
Vodafone Group PLC	3,452,465	9,811

		21,003

Total United Kingdom		50,418

UNITED STATES 33.7%
CONSUMER STAPLES 4.7%
Wal-Mart Stores, Inc.	94,719	6,990
Walgreen Co.	261,487	9,529

		16,519

ENERGY 1.9%
Marathon Petroleum Corp.	120,069	6,555

FINANCIALS 8.1%
JPMorgan Chase & Co.	264,351	10,701
Solar Capital Ltd.	296,808	6,803
Solar Senior Capital Ltd.	96,294	1,724
U.S. Bancorp	266,819	9,152

		28,380

HEALTH CARE 10.9%
Baxter International, Inc.	207,780	12,521
Medtronic, Inc.	287,074	12,378
Pfizer, Inc.	539,036	13,395

		38,294

INDUSTRIALS 1.9%
Lockheed Martin Corp.	72,938	6,811

INFORMATION TECHNOLOGY 5.3%
Intel Corp.	236,003	5,353
Microsoft Corp.	443,401	13,204

		18,557

MATERIALS 0.9%
E.I. du Pont de Nemours & Co.	65,927	3,314

Total United States		118,430

Total Common Stocks (Cost $321,356)		343,072

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$683	683

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $700. Repurchase proceeds are $683.)
U.S. TREASURY BILLS 0.6%
0.124% due 03/07/2013 - 03/14/2013 (a)(c)	2,340	2,338

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.2%
PIMCO Short-Term Floating NAV Portfolio	421,812	4,228

Total Short-Term Instruments (Cost $7,250)		7,249

Total Investments 99.5% (Cost $328,606)		$350,321
Other Assets and Liabilities (Net) 0.5%		1,644

Net Assets 100.0%		$351,965

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $2,338 have been pledged as collateral as of September 30, 2012 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	3,123		$3,266	CBK	$26	$0	$26
10/2012	BRL	8,925		4,399	UAG	0	(4)	(4)
10/2012	CAD	167		169	BRC	0	(1)	(1)
10/2012		5,273		5,310	CBK	0	(53)	(53)
10/2012	CHF	7,832		8,157	MSC	0	(170)	(170)
10/2012	EUR	12,407		15,513	BRC	0	(430)	(430)
10/2012		1,878		2,366	FBF	0	(47)	(47)
10/2012	GBP	19,867		31,345	BRC	0	(736)	(736)
10/2012	JPY	1,996,514		25,722	UAG	138	0	138
10/2012	NOK	78,803		13,543	CBK	4	(217)	(213)
10/2012	THB	2,687		87	BRC	0	(1)	(1)
10/2012		68,070		2,145	DUB	0	(62)	(62)
10/2012		68,070		2,139	UAG	0	(68)	(68)
10/2012		$2,731	AUD	2,659	CBK	27	0	27
10/2012		472		464	DUB	10	0	10
10/2012		3,086	BRL	6,301	HUS	22	0	22
10/2012		713		1,447	JPM	1	0	1
10/2012		1,279		2,624	UAG	15	0	15
10/2012		5,553	CAD	5,440	FBF	0	(20)	(20)
10/2012		8,169	CHF	7,671	BOA	0	(13)	(13)
10/2012		169		161	DUB	3	0	3
10/2012		18,454	EUR	14,285	CBK	0	(97)	(97)
10/2012		32,228	GBP	19,867	BOA	0	(147)	(147)
10/2012		25,290	JPY	1,985,933	CBK	157	0	157
10/2012		135		10,581	GLM	1	0	1
10/2012		101	NOK	590	BRC	2	0	2
10/2012		3,576	THB	112,031	BRC	56	0	56
10/2012		779		24,109	UAG	2	0	2
10/2012	ZAR	69,215		$8,286	BRC	22	(24)	(2)
10/2012		11,586		1,397	HUS	10	0	10
10/2012		4,653		561	JPM	3	0	3
10/2012		104,275		12,440	UAG	0	(48)	(48)
11/2012	CAD	5,440		5,550	FBF	20	0	20
11/2012	CHF	7,671		8,173	BOA	12	0	12
11/2012		100		106	CBK	0	0	0
11/2012	CZK	4,660		237	CBK	0	(1)	(1)
11/2012		104,935		5,145	FBF	0	(219)	(219)
11/2012	EUR	413		532	BRC	1	0	1
11/2012		14,285		18,459	CBK	97	0	97
11/2012	GBP	19,867		32,224	BOA	146	0	146
11/2012	JPY	63,128		810	DUB	1	0	1
11/2012	NOK	78,213		13,641	HUS	4	0	4
11/2012		$2,168	AUD	2,080	CBK	0	(16)	(16)
11/2012		212	JPY	16,487	GLM	0	(1)	(1)
11/2012		25,730		1,996,514	UAG	0	(140)	(140)
12/2012	BRL	69		$33	BOA	0	0	0
12/2012		1,577		771	BRC	0	(1)	(1)
12/2012		2,624		1,268	UAG	0	(17)	(17)
01/2013	THB	24,109		776	UAG	0	(1)	(1)

						$780	$(2,534)	$(1,754)

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Common Stocks
Australia
Industrials	$0	$2,711	$0	$2,711
Materials	0	4,634	0	4,634
Brazil
Industrials	1,132	0	0	1,132
Utilities	7,052	0	0	7,052
Canada
Consumer Discretionary	10,676	0	0	10,676
Energy	9,889	0	0	9,889
China
Industrials	0	6,348	0	6,348
Cyprus
Energy	0	5,422	0	5,422
Czech Republic
Utilities	5,477	0	0	5,477
France
Energy	0	8,949	0	8,949
Health Care	0	8,789	0	8,789
Germany
Financials	0	5,491	0	5,491
Hong Kong
Consumer Discretionary	0	1,647	0	1,647
Industrials	0	1,664	0	1,664
Materials	0	3,556	0	3,556
Telecommunication Services	0	1,563	0	1,563
Italy
Industrials	0	3,822	0	3,822
Macau
Consumer Discretionary	0	5,656	0	5,656
Netherlands
Energy	0	8,986	0	8,986
Norway
Industrials	0	8,876	0	8,876
Qatar
Utilities	0	1,632	0	1,632
South Africa
Health Care	0	6,551	0	6,551
Materials	6,840	2,723	0	9,563
Telecommunication Services	0	9,081	0	9,081
Spain
Financials	0	3,487	0	3,487
Utilities	0	10,707	0	10,707
Switzerland
Health Care	0	19,080	0	19,080
Thailand
Industrials	0	1,783	0	1,783
United Kingdom
Consumer Staples	0	6,916	0	6,916
Financials	0	13,636	0	13,636
Industrials	0	8,863	0	8,863
Telecommunication Services	0	21,003	0	21,003
United States
Consumer Staples	16,519	0	0	16,519
Energy	6,555	0	0	6,555
Financials	28,380	0	0	28,380
Health Care	38,294	0	0	38,294
Industrials	6,811	0	0	6,811
Information Technology	18,557	0	0	18,557
Materials	3,314	0	0	3,314
Short-Term Instruments
Repurchase Agreements	0	683	0	683
U.S. Treasury Bills	0	2,338	0	2,338
PIMCO Short-Term Floating NAV Portfolio	4,228	0	0	4,228
	$163,724	$186,597	$0	$350,321

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$780	$0	$780

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(2,534)	$0	$(2,534)

Totals	$163,724	$184,843	$0	$348,567

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO EqSTM Emerging Markets Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 79.9%
AUSTRALIA 1.7%
MATERIALS 1.7%
Iluka Resources Ltd.	982,436	$10,042

Total Australia		10,042

BERMUDA 1.0%
ENERGY 1.0%
Seadrill Ltd.	149,774	5,884

Total Bermuda		5,884

BRAZIL 7.8%
CONSUMER DISCRETIONARY 2.3%
Anhanguera Educacional Participacoes S.A.	446,800	7,427
Lojas Renner S.A.	170,200	5,701

		13,128

CONSUMER STAPLES 2.8%
Cia de Bebidas das Americas SP - ADR	339,158	12,980
Hypermarcas S.A. (a)	405,800	2,980

		15,960

FINANCIALS 2.7%
Itau Unibanco Holding S.A. SP - ADR	1,025,327	15,667

Total Brazil		44,755

CANADA 1.3%
MATERIALS 1.3%
Turquoise Hill Resources Ltd. (a)	889,648	7,544

Total Canada		7,544

CHINA 5.9%
CONSUMER STAPLES 1.3%
Shenguan Holdings Group Ltd.	13,230,000	7,263

FINANCIALS 0.5%
New China Life Insurance Co. Ltd. ‘H’	939,400	2,993

INDUSTRIALS 1.9%
China Automation Group Ltd.	7,231,000	1,466
First Tractor Co. Ltd. ‘H’ (a)	4,568,000	3,492
Jiangsu Expressway Co. Ltd. ‘H’	5,954,000	4,968
Yuanda China Holdings Ltd.	8,834,000	804

		10,730

INFORMATION TECHNOLOGY 0.7%
Hollysys Automation Technologies Ltd. (a)	398,430	3,889

MATERIALS 1.5%
China Shanshui Cement Group Ltd.	8,671,000	5,609
Xingda International Holdings Ltd.	10,222,000	3,202

		8,811

Total China		33,686

CYPRUS 0.8%
INDUSTRIALS 0.8%
Global Ports Investment PLC SP - GDR	308,215	4,408

Total Cyprus		4,408

DENMARK 2.0%
CONSUMER STAPLES 2.0%
Carlsberg A/S ‘B’	126,617	11,217

Total Denmark		11,217

HONG KONG 9.0%
CONSUMER DISCRETIONARY 1.2%
Melco Crown Entertainment Ltd. ADR (a)	518,836	6,994

CONSUMER STAPLES 0.8%
China Mengniu Dairy Co. Ltd.	1,553,000	4,659

FINANCIALS 3.2%
AIA Group Ltd.	3,639,200	13,415
Glorious Property Holdings Ltd.	32,691,000	5,162

		18,577

INFORMATION TECHNOLOGY 0.2%
China High Precision Automation Group Ltd.	8,446,000	1,148

TELECOMMUNICATION SERVICES 3.6%
China Mobile Ltd.	1,829,500	20,341

Total Hong Kong		51,719

INDIA 2.4%
FINANCIALS 2.4%
Housing Development Finance Corp.	551,392	8,040
Yes Bank Ltd.	771,232	5,595

Total India		13,635

ISRAEL 4.8%
HEALTH CARE 1.3%
Teva Pharmaceutical Industries Ltd. SP - ADR	186,175	7,710

MATERIALS 2.5%
Israel Chemicals Ltd.	1,149,774	14,044

TELECOMMUNICATION SERVICES 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	4,838,122	5,693

Total Israel		27,447

ITALY 1.0%
CONSUMER DISCRETIONARY 1.0%
Fiat SpA	1,049,435	5,613

Total Italy		5,613

JAPAN 1.5%
CONSUMER DISCRETIONARY 1.5%
Honda Motor Co. Ltd.	277,900	8,589

Total Japan		8,589

KAZAKHSTAN 1.0%
ENERGY 1.0%
KazMunaiGas Exploration Production SP - GDR	309,299	5,707

Total Kazakhstan		5,707

MACAU 2.4%
CONSUMER DISCRETIONARY 2.4%
Wynn Macau Ltd.	5,145,600	13,828

Total Macau		13,828

MEXICO 1.8%
FINANCIALS 1.5%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,041,700	8,365

MATERIALS 0.3%
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	3,303,600	2,022

Total Mexico		10,387

NORWAY 1.1%
CONSUMER STAPLES 1.1%
Marine Harvest ASA (a)	7,689,577	6,206

Total Norway		6,206

PERU 1.9%
FINANCIALS 1.9%
Credicorp Ltd.	87,768	10,996

Total Peru		10,996

PHILIPPINES 1.0%
UTILITIES 1.0%
First Gen Corp. (a)	12,362,500	5,922

Total Philippines		5,922

QATAR 1.4%
FINANCIALS 1.4%
Commercial Bank of Qatar QSC	404,184	8,258

Total Qatar		8,258

RUSSIA 8.0%
CONSUMER STAPLES 1.2%
X5 Retail Group NV SP - GDR (a)	325,703	6,866

ENERGY 1.7%
NovaTek OAO SP - GDR	83,189	9,844

FINANCIALS 1.8%
Sberbank of Russia ADR	867,661	10,108

INDUSTRIALS 1.1%
Globaltrans Investment PLC SP - GDR	299,581	6,225

MATERIALS 2.2%
Magnitogorsk Iron & Steel Works SP - GDR (a)	1,930,184	8,919
Mechel SP - ADR	970,857	3,973

		12,892

Total Russia		45,935

SOUTH AFRICA 5.4%
CONSUMER STAPLES 2.4%
Shoprite Holdings Ltd.	303,319	6,129
Tongaat Hulett Ltd.	437,517	7,346

		13,475

MATERIALS 1.3%
AngloGold Ashanti Ltd. SP - ADR	181,544	6,363
Harmony Gold Mining Co. Ltd.	27,362	226
Harmony Gold Mining Co. Ltd. SP - ADR	116,548	980

		7,569

TELECOMMUNICATION SERVICES 1.7%
MTN Group Ltd.	236,730	4,570
Vodacom Group Ltd.	416,067	5,105

		9,675

Total South Africa		30,719

SOUTH KOREA 5.1%
CONSUMER DISCRETIONARY 4.6%
GS Home Shopping, Inc.	48,364	4,796
Hyundai Mobis	30,502	8,480
Kia Motors Corp.	213,662	13,275

		26,551

FINANCIALS 0.5%
Korean Reinsurance Co.	246,460	2,615

Total South Korea		29,166

SWITZERLAND 0.3%
INFORMATION TECHNOLOGY 0.3%
Logitech International S.A.	213,964	1,965

Total Switzerland		1,965

TAIWAN 3.2%
INFORMATION TECHNOLOGY 3.2%
Chicony Electronics Co. Ltd.	4,058,025	9,519
Hon Hai Precision Industry Co. Ltd.	2,810,390	8,799

Total Taiwan		18,318

THAILAND 2.3%
CONSUMER STAPLES 1.5%
Thai Beverage PCL	25,667,000	8,464

FINANCIALS 0.8%
Tisco Financial Group PCL	3,035,400	4,532

Total Thailand		12,996

TURKEY 1.4%
TELECOMMUNICATION SERVICES 1.4%
Turk Telekomunikasyon A/S	2,057,080	8,194

Total Turkey		8,194

UNITED KINGDOM 4.4%
CONSUMER STAPLES 2.0%
British American Tobacco PLC	218,660	11,236

ENERGY 1.0%
Afren PLC (a)	2,520,693	5,727

FINANCIALS 0.7%
Standard Chartered PLC	191,003	4,328

MATERIALS 0.7%
Petropavlovsk PLC	604,517	4,001
Total United Kingdom		25,292

Total Common Stocks (Cost $460,152)		458,428

	UNITS
EQUITY-LINKED SECURITIES 0.7%
INDIA 0.0%
FINANCIALS 0.0%
Merrill Lynch International & Co.
Yes Bank Ltd. - Exp. 09/14/2015	35,317	255

Total India		255

NIGERIA 0.7%
CONSUMER STAPLES 0.7%
HSBC Bank PLC
Guinness Nigeria PLC - Exp. 12/09/2014	545,745	903
Nigerian Breweries PLC - Exp. 12/09/2014	3,066,979	2,673
Merrill Lynch International & Co.
Guinness Nigeria PLC - Exp. 11/10/2014	9,882	16
Nigerian Breweries PLC - Exp. 11/10/2014	251,197	219

Total Nigeria		3,811

Total Equity-Linked Securities (Cost $2,959)		4,066

	SHARES
EXCHANGE-TRADED FUNDS 1.1%
UNITED STATES 1.1%
ETFS Palladium Trust	98,603	6,197

Total Exchange-Traded Funds (Cost $7,364)		6,197

PREFERRED STOCKS 6.0%
BRAZIL 0.7%
INDUSTRIALS 0.7%
Usinas Siderurgicas de Minas Gerais S.A.	765,000	3,819

Total Brazil		3,819

SOUTH KOREA 5.3%
INFORMATION TECHNOLOGY 5.3%
Samsung Electronics Co. Ltd.	42,877	30,307

Total South Korea		30,307

Total Preferred Stocks (Cost $26,830)		34,126

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.9%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$1,909	1,909

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $1,952. Repurchase proceeds are $1,909.)
U.S. TREASURY BILLS 0.4%
0.157% due 10/25/2012 - 09/19/2013 (b)(e)	2,410	2,407

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.2%
PIMCO Short-Term Floating NAV Portfolio	6,425,481	64,403

Total Short-Term Instruments (Cost $68,715)		68,719

PURCHASED OPTIONS (h) 0.2%
(Cost $3,253)	1,034

Total Investments 99.8% (Cost $569,273)	$572,570
Written Options (i) (0.1%) (Premiums $1,765)	(521)
Other Assets and Liabilities (Net) 0.3%	1,817

Net Assets 100.0%	$573,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Cash of $1,510 has been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Securities with an aggregate market value of $2,407 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Futures contracts outstanding on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
MSCI Taiwan Stock Index October Futures	Long	10/2012	409	$52

(g)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums (Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BPS	(1.000%	)	12/20/2017	$3,100	$(41)	$(25)	$(16)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	KOSPI 200 Index	47,318,298	0.000%	KRW	12,584,301	12/13/2012	JPM	$(74)
Receive	IBOV Index	494	3-Month USD-LIBOR less a specified spread		$14,496	08/15/2013	FBF	(81)
Pay	MEXBOL Index	3,509	3-Month USD-LIBOR less a specified spread		10,766	08/15/2013	FBF	(376)

								$(531)

Total Return Swaps on Securities

Pay/ Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	TNK-BP Holding	629,771	1-Month USD-LIBOR plus a specified spread	$1,816	07/11/2013	BOA	$(113)
Receive	Harmony Gold Mining Co. Ltd.	16,830	1-Month USD-LIBOR plus a specified spread	151	12/10/2012	CBK	(9)
Receive	MTN Group Ltd.	91,687	1-Month USD-LIBOR plus a specified spread	1,794	12/10/2012	CBK	(22)
Receive	Sasol Ltd.	18,432	1-Month USD-LIBOR plus a specified spread	894	12/10/2012	CBK	(66)
Receive	AK Transneft OAO	2,225	1-Month USD-LIBOR plus a specified spread	4,275	01/14/2013	GST	(194)
Receive	TNK-BP Holding	910,646	1-Month USD-LIBOR plus a specified spread	2,627	05/24/2013	GST	(163)
Receive	Logitech International S.A.	238,991	1-Month USD-LIBOR less a specified spread	2,254	09/16/2013	GST	(56)
Receive	Harmony Gold Mining Co. Ltd.	16,579	1-Month USD-LIBOR plus a specified spread	149	10/12/2012	JPM	(9)
Receive	Lojas Renner S.A.	25,100	1-Month USD-LIBOR plus a specified spread	892	12/14/2012	JPM	(11)
Receive	MTN Group Ltd.	201,321	1-Month USD-LIBOR plus a specified spread	3,939	04/19/2013	JPM	(48)
Receive	Sasol Ltd.	45,315	1-Month USD-LIBOR plus a specified spread	2,198	04/19/2013	JPM	(163)
Receive	Hypermarcas S.A.	337,100	1-Month USD-LIBOR less a specified spread	2,267	02/06/2013	MYI	210
Receive	TPK Holdings Co. Ltd.	348,590	1-Month USD-LIBOR less a specified spread	4,850	02/13/2013	MYI	(264)
Receive	Hypermarcas S.A.	133,800	1-Month USD-LIBOR less a specified spread	900	02/25/2013	MYI	83
Receive	Sasol Ltd.	53,331	1-Month USD-LIBOR plus a specified spread	2,586	03/22/2013	MYI	(192)
Receive	Harmony Gold Mining Co. Ltd.	5,154	1-Month USD-LIBOR plus a specified spread	46	08/13/2013	MYI	(9)
Receive	TNK-BP Holding	998,344	1-Month USD-LIBOR plus a specified spread	2,880	04/12/2013	ULO	(179)
Receive	TNK-BP Holding	1,060,468	1-Month USD-LIBOR plus a specified spread	3,059	05/17/2013	ULO	(190)
Receive	Bashneft OAO	174,721	1-Month USD-LIBOR plus a specified spread	7,386	09/23/2013	ULO	(241)

							$(1,636)

(h)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$38.000	12/22/2012	3,731	$418	$295
Put - CBOE iShares MSCI Emerging Markets Index Fund	37.000	01/19/2013	6,525	2,043	528

				$2,461	$823

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Walter Energy, Inc.	$45.000	12/22/2012	4,059	$792	$211

(i)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$34.000	12/22/2012	3,731	$127	$(90)
Put - CBOE iShares MSCI Emerging Markets Index Fund	33.000	01/19/2013	6,525	1,200	(202)

				$1,327	$(292)

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - CBOE Vodafone Group PLC	—	GBP	156.000	12/21/2012	1,906		—	$60	$(47)
Call - CBOE Vodafone Group PLC	—		190.000	12/21/2012	1,906		—	51	(27)
Call - CBOE Walter Energy, Inc.	—		$57.500	12/22/2012	4,059		—	136	(16)
Call - OTC AIA Group Ltd.	BPS	HKD	30.000	11/30/2012	—	HKD	148,982	84	(103)
Call - OTC AIA Group Ltd.	BPS		32.000	11/30/2012	—		148,982	28	(26)
Put - OTC Turk Telekomunikasyon A/S	DUB	TRY	6.495	10/31/2012	—	TRY	68,463	33	(3)
Call - OTC Turk Telekomunikasyon A/S	DUB		7.939	10/31/2012	—		136,926	46	(7)

								$438	$(229)

(j)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	23,769		$11,608	MSC	$0	$(116)	$(116)
10/2012		24,599		12,050	UAG	0	(84)	(84)
10/2012	ILS	7,558		1,850	BOA	0	(78)	(78)
10/2012		3,290		814	BRC	0	(26)	(26)
10/2012		3,376		835	GLM	0	(26)	(26)
10/2012		99,645		25,352	HUS	0	(72)	(72)
10/2012	INR	1,055,327		18,913	HUS	0	(1,095)	(1,095)
10/2012	THB	21,114		680	BRC	0	(4)	(4)
10/2012		56,911		1,794	DUB	0	(51)	(51)
10/2012		89,248		2,850	HUS	0	(44)	(44)
10/2012		56,911		1,788	UAG	0	(57)	(57)
10/2012	TRY	224		124	GLM	0	0	0
10/2012		$1,700	BRL	3,476	MSC	15	0	15
10/2012		22,124		44,891	UAG	20	0	20
10/2012		2,110	ILS	8,350	CBK	21	0	21
10/2012		215		868	GLM	7	0	7
10/2012		12,895	INR	748,935	HUS	1,304	0	1,304
10/2012		5,500		306,392	JPM	309	0	309
10/2012		1,450	MYR	4,531	BOA	29	0	29
10/2012		17,876		56,850	HUS	679	0	679
10/2012		666		2,121	JPM	26	0	26
10/2012		2,833	THB	89,138	JPM	57	0	57
10/2012		4,281		135,047	UAG	98	0	98
10/2012		124	TRY	224	GLM	0	0	0
10/2012		6,824	ZAR	57,060	BRC	37	(28)	9
10/2012	ZAR	38,607		$4,600	BPS	0	(23)	(23)
10/2012		32,107		3,837	BRC	2	(10)	(8)
10/2012		12,150		1,471	GLM	16	0	16
11/2012	AUD	9,680		10,042	CBK	40	0	40
11/2012	CAD	212		214	BOA	0	(1)	(1)
11/2012		2,948		2,976	RBC	0	(19)	(19)
11/2012	CHF	2,080		2,224	CBK	10	0	10
11/2012		780		833	MSC	3	0	3
11/2012		2,039		2,195	UAG	26	0	26
11/2012	DKK	61,070		10,198	BRC	0	(338)	(338)
11/2012		5,403		916	HUS	0	(16)	(16)
11/2012	EUR	4,187		5,392	BPS	9	0	9
11/2012		1,090		1,361	BRC	0	(40)	(40)
11/2012		4,410		5,685	CBK	15	0	15
11/2012	GBP	8,620		13,794	BOA	0	(124)	(124)
11/2012		5,410		8,524	HUS	0	(211)	(211)
11/2012	HUF	1,483,482		6,543	JPM	0	(104)	(104)
11/2012	JPY	794,860		10,144	CBK	0	(45)	(45)
11/2012	NOK	8,910		1,501	BRC	0	(52)	(52)
11/2012		9,386		1,593	CBK	0	(43)	(43)
11/2012		13,890		2,335	FBF	0	(86)	(86)
11/2012		39,570		6,693	HUS	0	(203)	(203)
11/2012	TWD	4,481		150	BOA	0	(3)	(3)
11/2012		$774	CAD	770	CBK	9	0	9
11/2012		737		730	RBC	5	0	5
11/2012		1,674		1,660	UAG	13	0	13
11/2012		1,425	CHF	1,320	CBK	0	(21)	(21)
11/2012		335	CZK	6,825	FBF	14	0	14
11/2012		1,914		39,221	GLM	91	0	91
11/2012		656	EUR	530	CBK	25	0	25
11/2012		1,085	GBP	670	BOA	0	(3)	(3)
11/2012		837		520	UAG	2	0	2
11/2012		6,500	HUF	1,483,482	HUS	148	0	148
11/2012		94	NOK	540	JPM	0	0	0
11/2012		7,417	PLN	25,558	UAG	520	0	520
11/2012		27,574	TWD	815,342	JPM	239	0	239
12/2012	MXN	11,922		$891	GLM	0	(30)	(30)
12/2012		52,582		3,910	JPM	0	(150)	(150)
12/2012		51,707		3,800	UAG	0	(195)	(195)
12/2012	PEN	16,971		6,383	BRC	0	(121)	(121)
12/2012		$5,700	BRL	11,625	FBF	0	(9)	(9)
12/2012		12,703		26,214	MSC	130	0	130
12/2012		1,900	INR	101,973	FBF	13	0	13
12/2012		22,895		1,293,341	HUS	1,364	0	1,364
12/2012		2,800	KRW	3,186,540	HUS	52	0	52
12/2012		27,569		31,384,693	JPM	519	0	519
12/2012		1,250	MXN	16,985	FBF	61	0	61
12/2012		22,808		311,975	HUS	1,281	0	1,281
12/2012		714		9,664	JPM	33	0	33
12/2012		11,050		146,738	MSC	280	0	280
01/2013	RUB	81,463		$2,470	HUS	0	(86)	(86)
01/2013		1,100,230		33,647	JPM	0	(873)	(873)
01/2013	THB	31,876		1,026	UAG	0	(2)	(2)
01/2013		$2,023	IDR	19,816,404	MSC	15	0	15
01/2013		13,500		131,625,000	UAG	37	0	37
01/2013		678	THB	21,114	BRC	3	0	3
01/2013		1,495		46,460	JPM	3	0	3

						$7,580	$(4,489)	$3,091

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Common Stocks
Australia
Materials	$0	$10,042	$0	$10,042
Bermuda
Energy	0	5,884	0	5,884
Brazil
Consumer Discretionary	13,128	0	0	13,128
Consumer Staples	15,960	0	0	15,960
Financials	15,667	0	0	15,667
Canada
Materials	7,544	0	0	7,544
China
Consumer Staples	0	7,263	0	7,263
Financials	0	2,993	0	2,993
Industrials	0	10,730	0	10,730
Information Technology	3,889	0	0	3,889
Materials	0	8,811	0	8,811
Cyprus
Industrials	4,408	0	0	4,408
Denmark
Consumer Staples	0	11,217	0	11,217
Hong Kong
Consumer Discretionary	6,994	0	0	6,994
Consumer Staples	0	4,659	0	4,659
Financials	0	18,577	0	18,577
Information Technology	0	0	1,148	1,148
Telecommunication Services	0	20,341	0	20,341
India
Financials	0	13,635	0	13,635
Israel
Health Care	7,710	0	0	7,710
Materials	0	14,044	0	14,044
Telecommunication Services	0	5,693	0	5,693
Italy
Consumer Discretionary	0	5,613	0	5,613
Japan
Consumer Discretionary	0	8,589	0	8,589
Kazakhstan
Energy	5,707	0	0	5,707
Macau
Consumer Discretionary	0	13,828	0	13,828
Mexico
Financials	8,365	0	0	8,365
Materials	2,022	0	0	2,022
Norway
Consumer Staples	0	6,206	0	6,206
Peru
Financials	10,996	0	0	10,996
Philippines
Utilities	0	5,922	0	5,922
Qatar
Financials	0	8,258	0	8,258
Russia
Consumer Staples	0	6,866	0	6,866
Energy	9,238	606	0	9,844
Financials	10,108	0	0	10,108
Industrials	6,225	0	0	6,225
Materials	6,522	6,370	0	12,892
South Africa
Consumer Staples	7,346	6,129	0	13,475
Materials	7,343	226	0	7,569
Telecommunication Services	0	9,675	0	9,675
South Korea
Consumer Discretionary	0	26,551	0	26,551
Financials	0	2,615	0	2,615
Switzerland
Information Technology	295	1,670	0	1,965
Taiwan
Information Technology	0	18,318	0	18,318
Thailand
Consumer Staples	0	8,464	0	8,464
Financials	0	4,532	0	4,532
Turkey
Telecommunication Services	0	8,194	0	8,194
United Kingdom
Consumer Staples	0	11,236	0	11,236
Energy	0	5,727	0	5,727
Financials	0	4,328	0	4,328
Materials	0	4,001	0	4,001
Equity-Linked Securities
India
Financials	0	255	0	255
Nigeria
Consumer Staples	0	3,811	0	3,811
Exchange-Traded Funds
United States	6,197	0	0	6,197
Preferred Stocks
Brazil
Industrials	3,819	0	0	3,819
South Korea
Information Technology	0	30,307	0	30,307
Short-Term Instruments
Repurchase Agreements	0	1,909	0	1,909
U.S. Treasury Bills	0	2,407	0	2,407
PIMCO Short-Term Floating NAV Portfolio	64,403	0	0	64,403
Purchased Options
Equity Contracts	1,034	0	0	1,034
	$225,820	$345,602	$1,148	$572,570

Financial Derivative Instruments (2) - Assets
Equity Contracts	52	293	0	345
Foreign Exchange Contracts	0	7,580	0	7,580
	$52	$7,873	$0	$7,925

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(16)	0	(16)
Equity Contracts	(382)	(2,599)	0	(2,981)
Foreign Exchange Contracts	0	(4,489)	0	(4,489)

	$(382)	$(7,104)	$0	$(7,486)

Totals	$224,590	$347,271	$1,148	$573,009

(ii) As of September 30, 2012, assets valued at $3,690 were transferred from Level 2 to Level 1, and assets valued at $8,464 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Common Stocks
Hong Kong
Information Technology	$0	$0	$0	$0	$0	$(1,835)	$2,983	$0	$1,148	$(1,835)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Common Stocks
Hong Kong
Information Technology	$1,148	Other Valuation Technique	Discount for lack of marketability	15%

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EqSTM Long/Short Fund

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 64.1%
BERMUDA 2.4%
FINANCIALS 2.4%
Enstar Group Ltd. (a)	68,000	$6,776

Total Bermuda		6,776

CAYMAN ISLANDS 7.3%
CONSUMER STAPLES 7.3%
Herbalife Ltd. (d)	425,000	20,145

Total Cayman Islands		20,145

SOUTH KOREA 0.6%
CONSUMER DISCRETIONARY 0.6%
Kia Motors Corp.	25,000	1,553

Total South Korea		1,553

UNITED KINGDOM 2.0%
ENERGY 2.0%
Ensco PLC ‘A’	100,000	5,456

Total United Kingdom		5,456

UNITED STATES 51.8%
CONSUMER DISCRETIONARY 24.9%
Biglari Holdings, Inc. (a)	15,000	5,476
Charter Communications, Inc. (a)	115,000	8,633
Coach, Inc. (d)	250,000	14,005
Domino’s Pizza, Inc.	170,000	6,409
Family Dollar Stores, Inc.	128,000	8,486
Harman International Industries, Inc.	190,310	8,785
Priceline.com, Inc. (a)	9,000	5,569
Ross Stores, Inc.	180,000	11,628

		68,991

FINANCIALS 5.5%
CBRE Group, Inc. (a)	400,000	7,364
Oaktree Capital Group LLC	190,000	7,790

		15,154

HEALTH CARE 9.6%
Express Scripts Holding Co. (a)	150,000	9,401
McKesson Corp.	200,000	17,206

		26,607

INDUSTRIALS 11.6%
Corrections Corp. of America	240,000	8,028
Iron Mountain, Inc.	215,000	7,334
Spirit Airlines, Inc. (a)(d)	980,000	16,738

		32,100

INFORMATION TECHNOLOGY 0.2%
Apple, Inc.	1,000	667

Total United States		143,519

Total Common Stocks (Cost $180,118)		177,449

REAL ESTATE INVESTMENT TRUSTS 6.3%
UNITED STATES 6.3%
American Realty Capital Trust, Inc.	1,500,000	17,595

Total Real Estate Investment Trusts (Cost $16,612)		17,595

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.0%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$551	551

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $564. Repurchase proceeds are $551.)
U.S. TREASURY BILLS 3.1%
0.192% due 05/30/2013 - 08/22/2013 (b)(d)	8,700	8,691

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 26.7%
PIMCO Short-Term Floating NAV Portfolio	7,371,236	73,882

Total Short-Term Instruments (Cost $83,121)		83,124

PURCHASED OPTIONS (e) 0.1%
(Cost $560)		244

Total Investments 100.5% (Cost $280,411)		$278,412
Securities Sold Short (f) (22.6%) (Proceeds $61,253)		(62,606)
Other Assets and Liabilities (Net) 22.1%		61,232

Net Assets 100.0%		$277,038

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $56,240 and cash of $54,021 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Purchased options outstanding on September 30, 2012:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Boston Beer Co., Inc. ‘A’	$75.000	12/22/2012	1,900	$187	$100
Put - CBOE Boston Beer Co., Inc. ‘A’	85.000	12/22/2012	1,800	373	144

				$560	$244

(f)	Short sales outstanding on September 30, 2012:

Description	Shares	Proceeds	Market Value (1)
Avon Products, Inc.	350,000	$5,322	$(5,582)
Boston Beer Co., Inc. ‘A’	32,026	3,383	(3,586)
CH Robinson Worldwide, Inc.	165,000	9,392	(9,715)
Dolby Laboratories, Inc. ‘A’	30,100	1,046	(986)
Emerson Electric Co.	100,000	4,858	(4,827)
Expeditors International of Washington, Inc.	240,000	9,043	(8,726)
Gentex Corp.	161,000	2,935	(2,739)
Healthcare Services Group, Inc.	17,000	315	(389)
Home Capital Group, Inc.	110,000	5,735	(5,756)
Infosys Ltd. SP - ADR	110,000	4,746	(5,339)
Liquidity Services, Inc.	10,000	418	(502)
Luminex Corp.	45,000	913	(875)
O’Reilly Automotive, Inc.	30,000	2,518	(2,509)
RealPage, Inc.	140,000	3,083	(3,164)
Ritchie Bros. Auctioneers, Inc.	40,000	775	(769)
Rockwell Automation, Inc.	40,000	2,801	(2,782)
Royal Bank of Canada	50,000	2,856	(2,875)
Sturm Ruger & Co., Inc.	30,000	1,114	(1,485)

		$61,253	$(62,606)

(1)	Market value includes $54 of dividends payable on short sales. Individual short sales may have been part of a hedging strategy rather than fundamental, stand-alone investment positions.

(g)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	1,404		$692	UAG	$0	$(1)	$(1)
10/2012	INR	261,661		4,689	HUS	0	(272)	(272)
10/2012		$676	BRL	1,404	HUS	16	0	16
10/2012		1,218	INR	68,163	BOA	75	0	75
10/2012		3,488		193,498	BRC	181	0	181
12/2012	KRW	5,849,800		$5,160	BRC	0	(75)	(75)
12/2012		$331	INR	17,769	BRC	2	0	2
12/2012		4,635		261,661	HUS	273	0	273

						$547	$(348)	$199

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Common Stocks
Bermuda
Financials	$6,776	$0	$0	$6,776
Cayman Islands
Consumer Staples	20,145	0	0	20,145
South Korea
Consumer Discretionary	0	1,553	0	1,553
United Kingdom
Energy	5,456	0	0	5,456
United States
Consumer Discretionary	68,991	0	0	68,991
Financials	15,154	0	0	15,154
Health Care	26,607	0	0	26,607
Industrials	32,100	0	0	32,100
Information Technology	667	0	0	667
Real Estate Investment Trusts
United States	17,595	0	0	17,595
Short-Term Instruments
Repurchase Agreements	0	551	0	551
U.S. Treasury Bills	0	8,691	0	8,691
PIMCO Short-Term Floating NAV Portfolio	73,882	0	0	73,882
Purchased Options
Equity Contracts	244	0	0	244
	$267,617	$10,795	$0	$278,412

Short Sales, at value	$(62,606)	$0	$0	$(62,606)

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$547	$0	$547

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(348)	$0	$(348)

Totals	$205,011	$10,994	$0	$216,005

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Fund®

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 85.9%
BERMUDA 7.0%
ENERGY 3.1%
North Atlantic Drilling Ltd.	14,178,340	$26,976
Seadrill Ltd.	1,036,617	40,723

		67,699

FINANCIALS 3.9%
Hiscox Ltd.	4,592,721	36,100
Lancashire Holdings Ltd.	3,795,125	50,560

		86,660

Total Bermuda		154,359

BRAZIL 0.8%
FINANCIALS 0.8%
Itau Unibanco Holding S.A. SP - ADR	1,144,605	17,489

Total Brazil		17,489

CANADA 1.8%
ENERGY 1.2%
Cameco Corp.	734,043	14,277
Nexen, Inc.	420,603	10,658

		24,935

MATERIALS 0.6%
Silver Wheaton Corp.	350,366	13,913

Total Canada		38,848

DENMARK 1.8%
CONSUMER STAPLES 1.8%
Carlsberg A/S ‘B’	453,058	40,137

Total Denmark		40,137

FAEROE ISLANDS 0.4%
CONSUMER STAPLES 0.3%
Bakkafrost P/F	810,885	6,638

FINANCIALS 0.1%
BankNordik P/F	236,546	2,732

Total Faeroe Islands		9,370

FRANCE 9.6%
CONSUMER DISCRETIONARY 2.2%
Eutelsat Communications S.A.	1,149,653	36,938
JCDecaux S.A.	518,652	11,740

		48,678

CONSUMER STAPLES 3.8%
Carrefour S.A.	1,516,464	31,457
Danone S.A.	846,850	52,106

		83,563

ENERGY 1.4%
Bourbon S.A.	377,191	10,817

Total S.A.	393,174	19,561

		30,378

UTILITIES 2.2%
Suez Environnement Co.	2,201,783	24,905
Veolia Environnement S.A.	2,179,914	23,454

		48,359

Total France		210,978

GERMANY 2.1%
HEALTH CARE 1.6%
Rhoen Klinikum AG	1,728,125	34,022

INDUSTRIALS 0.2%
Kloeckner & Co. SE	383,249	3,672

UTILITIES 0.3%
E.ON AG	312,901	7,435

Total Germany		45,129

GUERNSEY, CHANNEL ISLANDS 0.8%
FINANCIALS 0.8%
Resolution Ltd.	5,137,075	18,027

Total Guernsey, Channel Islands		18,027

HONG KONG 3.5%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	1,338,000	9,887

FINANCIALS 2.7%
AIA Group Ltd.	12,877,300	47,468
First Pacific Co. Ltd.	11,094,000	11,983

		59,451

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	89,300	5,069
Jardine Strategic Holdings Ltd.	96,500	3,267

		8,336

Total Hong Kong		77,674

ISRAEL 0.6%
HEALTH CARE 0.6%
Teva Pharmaceutical Industries Ltd. SP - ADR	314,971	13,043

Total Israel		13,043

JAPAN 2.3%
INDUSTRIALS 1.0%
FANUC Corp.	136,900	22,035

INFORMATION TECHNOLOGY 1.3%
Nintendo Co. Ltd.	225,442	28,636

Total Japan		50,671

NETHERLANDS 5.3%
CONSUMER STAPLES 1.4%
CSM	1,670,633	29,688

ENERGY 0.8%
Royal Dutch Shell PLC ‘A’	506,320	17,547

FINANCIALS 1.4%
ING Groep NV - Dutch Certificate (a)	3,805,425	30,140

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	152,232	13,389

TELECOMMUNICATION SERVICES 1.1%
Koninklijke KPN NV	3,240,741	24,669

Total Netherlands		115,433

NORWAY 2.7%
CONSUMER STAPLES 2.2%
Cermaq ASA	849,640	11,116
Marine Harvest ASA (a)	45,119,615	36,416

		47,532

INDUSTRIALS 0.5%
Orkla ASA	1,453,514	11,075

Total Norway		58,607

SINGAPORE 0.9%
FINANCIALS 0.1%
Great Eastern Holdings Ltd.	85,220	1,056

INDUSTRIALS 0.8%
Keppel Corp. Ltd.	1,992,300	18,421

Total Singapore		19,477

SOUTH AFRICA 1.0%
MATERIALS 1.0%
AngloGold Ashanti Ltd. SP - ADR	614,314	21,532

Total South Africa		21,532

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.4%
GS Home Shopping, Inc.	98,475	9,766

Total South Korea		9,766

SPAIN 0.3%
CONSUMER STAPLES 0.3%
Distribuidora Internacional de Alimentacion S.A.	1,131,881	6,251

Total Spain		6,251

SWEDEN 0.9%
INDUSTRIALS 0.9%
Loomis AB ‘B’	1,348,428	19,167

Total Sweden		19,167

SWITZERLAND 4.3%
CONSUMER STAPLES 1.4%
Nestle S.A.	490,296	30,936

FINANCIALS 0.6%
Swiss Re AG	191,122	12,298

HEALTH CARE 1.0%
Roche Holding AG	121,782	22,779

INDUSTRIALS 0.6%
Schindler Holding AG	104,608	12,925

INFORMATION TECHNOLOGY 0.2%
Logitech International S.A.	575,877	5,291

MATERIALS 0.5%
Sika AG	5,009	10,217

Total Switzerland		94,446

UNITED KINGDOM 11.7%
CONSUMER STAPLES 7.9%
British American Tobacco PLC	1,302,707	66,938
Imperial Tobacco Group PLC	1,894,396	70,181
Reckitt Benckiser Group PLC	631,252	36,369

		173,488

ENERGY 2.7%
BP PLC	5,568,040	39,254
Ensco PLC ‘A’	351,649	19,186

		58,440

FINANCIALS 1.1%
Lloyds Banking Group PLC (a)	38,253,017	24,086

Total United Kingdom		256,014

UNITED STATES 27.7%
CONSUMER STAPLES 6.2%
Altria Group, Inc.	942,768	31,479
Lorillard, Inc.	378,366	44,061
Philip Morris International, Inc.	285,716	25,697
Reynolds American, Inc.	479,177	20,767
Wal-Mart Stores, Inc.	185,812	13,713

		135,717

ENERGY 0.9%
Halliburton Co.	344,367	11,602
Rentech, Inc. (a)	3,211,564	7,900

		19,502

FINANCIALS 9.0%
Alleghany Corp. (a)	59,780	20,620
BankUnited, Inc.	932,691	22,954
Berkshire Hathaway, Inc. ‘B’ (a)	499,815	44,084
Capitol Federal Financial, Inc.	753,253	9,009
Northwest Bancshares, Inc.	824,859	10,088
NYSE Euronext	378,154	9,321
SLM Corp.	1,232,877	19,381
TFS Financial Corp. (a)	1,654,187	15,003
ViewPoint Financial Group, Inc.	688,711	13,203
White Mountains Insurance Group Ltd.	66,529	34,152

		197,815

HEALTH CARE 1.4%
Merck & Co., Inc.	287,061	12,947
Pfizer, Inc.	763,184	18,965

		31,912

INDUSTRIALS 4.1%
3M Co.	380,918	35,204
Deere & Co.	375,708	30,992
General Dynamics Corp.	197,427	13,054
Shaw Group, Inc. (a)	230,778	10,067

		89,317

INFORMATION TECHNOLOGY 6.1%
Dell, Inc.	2,436,132	24,020
Intel Corp.	2,363,440	53,603
Microsoft Corp.	1,921,633	57,226

		134,849

Total United States		609,112

Total Common Stocks (Cost $1,796,235)		1,885,530

EXCHANGE-TRADED FUNDS 4.1%
UNITED STATES 4.1%
SPDR Gold Trust	523,594	90,069

Total Exchange-Traded Funds (Cost $81,175)		90,069

PREFERRED STOCKS 0.3%
BRAZIL 0.3%
BANKING & FINANCE 0.3%
Itau Unibanco Holding S.A.	362,000	5,462

Total Preferred Stocks (Cost $5,003)		5,462

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	1,305,421	2,193

Total Rights (Cost $3,150)		2,193

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$691	691

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $707. Repurchase proceeds are $691.)
U.S. TREASURY BILLS 0.6%
0.132% due 01/31/2013 - 08/22/2013 (b)(e)	13,150	13,141

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.0%
PIMCO Short-Term Floating NAV Portfolio	22,004,994	220,556

Total Short-Term Instruments (Cost $234,368)		234,388

PURCHASED OPTIONS (g) 0.0%
(Cost $975)		116

Total Investments 101.0% (Cost $2,120,906)		$2,217,758
Written Options (h) (0.0%) (Premiums $91)		(145)
Other Assets and Liabilities (Net) (1.0%)		(21,155)

Net Assets 100.0%		$2,196,458

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Cash of $1,413 has been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Securities with an aggregate market value of $13,141 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	OTC swap agreements outstanding on September 30, 2012:

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rio Tinto Ltd.	112,288	3-Month USD-LIBOR less a specified spread	AUD	6,866	12/20/2012	CBK	$1,123
Receive	Rio Tinto Ltd.	144,162	3-Month USD-LIBOR plus a specified spread		6,866	12/20/2012	CBK	(662)
Receive	Logitech International S.A.	690,814	1-Month USD-LIBOR less a specified spread		$6,521	09/16/2013	GST	(160)
Receive	CVR Energy, Inc.	70,118	1-Month USD-LIBOR plus a specified spread		2,557	09/11/2013	MYI	19
Pay	CVR Partners LP	40,543	1-Month USD-LIBOR less a specified spread		1,054	09/11/2013	MYI	(14)

								$306

(g)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	12/22/2012	14,551	$975	$116

(h)	Written options outstanding on September 30, 2012:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Intel Corp.	$22.000	11/17/2012	2,463	$91	$(145)

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	36	$	38	JPM	$0	$0	$0
10/2012	BRL	6,423		3,140	MSC	0	(29)	(29)
10/2012		45,821		22,570	UAG	0	(32)	(32)
10/2012	CAD	117,950		119,844	HUS	0	(132)	(132)
10/2012	CHF	714		745	BRC	0	(14)	(14)
10/2012		3,031		3,160	CBK	0	(63)	(63)
10/2012		1		1	DUB	0	0	0
10/2012		241		251	FBF	0	(5)	(5)
10/2012		26,468		27,706	GLM	0	(437)	(437)
10/2012		94		101	JPM	1	0	1
10/2012		8,873		9,563	RBC	131	(2)	129
10/2012	DKK	10,142		1,777	RBC	29	0	29
10/2012		241,699		40,799	RYL	0	(863)	(863)
10/2012	EUR	58,664		73,495	BRC	0	(1,891)	(1,891)
10/2012		56,202		70,539	CBK	0	(1,684)	(1,684)
10/2012		56,201		70,633	JPM	0	(1,588)	(1,588)
10/2012	GBP	81		131	BPS	0	0	0
10/2012		8,944		14,175	CBK	3	(271)	(268)
10/2012		66,968		105,682	DUB	0	(2,458)	(2,458)
10/2012		28,131		44,444	FBF	0	(982)	(982)
10/2012		1,142		1,853	RBC	9	0	9
10/2012	ILS	29,038		7,479	UAG	70	0	70
10/2012	JPY	796,229		10,162	RBC	0	(41)	(41)
10/2012		10,609,810		136,198	UAG	244	0	244
10/2012	NOK	359,727		61,661	FBF	0	(1,130)	(1,130)
10/2012		359,727		61,681	GLM	0	(1,110)	(1,110)
10/2012		1,042		181	HUS	0	0	0
10/2012		21,972		3,855	RBC	20	0	20
10/2012	SGD	717		570	RYL	0	(14)	(14)
10/2012		$28,913	AUD	27,957	BPS	87	0	87
10/2012		28,907		27,956	CBK	92	0	92

10/2012		28,930		27,957	UAG	70	0	70
10/2012		25,473	BRL	52,244	UAG	298	0	298
10/2012		59,813	CAD	58,975	BPS	175	0	175
10/2012		59,815		58,975	BRC	173	0	173
10/2012		7,428	CHF	6,894	BRC	0	(98)	(98)
10/2012		34,575		32,528	CBK	14	(3)	11
10/2012		147	DKK	854	BPS	0	0	0
10/2012		3,652		21,042	BRC	24	(49)	(25)
10/2012		997		5,658	CBK	0	(22)	(22)
10/2012		904		5,294	DUB	11	(2)	9
10/2012		1,371		8,126	HUS	29	0	29
10/2012		34,721		200,467	JPM	6	(173)	(167)
10/2012		301		1,783	RBC	6	0	6
10/2012		855		4,915	RYL	0	(7)	(7)
10/2012		636		3,702	UAG	2	0	2
10/2012		51,729	EUR	40,256	BOA	2	0	2
10/2012		44,171		34,321	BPS	0	(67)	(67)
10/2012		279		221	BRC	5	0	5
10/2012		51,196		39,613	CBK	102	(393)	(291)
10/2012		5,765		4,608	DUB	156	0	156
10/2012		12,595		10,020	FBF	282	0	282
10/2012		1,544		1,229	HUS	35	0	35
10/2012		48,708		37,748	JPM	5	(205)	(200)
10/2012		2,931		2,331	RBC	64	0	64
10/2012		921		720	UAG	4	0	4
10/2012		170,237	GBP	105,266	HUS	181	(435)	(254)
10/2012		140,751	JPY	11,062,149	BPS	999	0	999
10/2012		4,379		343,890	CBK	28	0	28
10/2012		725	NOK	4,166	JPM	2	0	2
10/2012		5,929	SEK	39,570	CBK	95	0	95
10/2012		5,934		39,569	FBF	90	0	90
10/2012		586	SGD	717	GLM	0	(1)	(1)
10/2012	ZAR	29,207		$3,523	BRC	26	0	26
10/2012		71,689		8,644	HUS	59	0	59
10/2012		71,689		8,552	UAG	0	(33)	(33)
11/2012	CHF	32,178		34,217	CBK	0	(16)	(16)
11/2012	DKK	192,007		33,288	JPM	172	0	172
11/2012	EUR	40,256		51,746	BOA	0	(1)	(1)
11/2012		33,935		43,688	BPS	66	0	66
11/2012		36,542		47,365	CBK	393	0	393
11/2012		36,911		47,652	JPM	205	0	205
11/2012	GBP	167		271	DUB	1	0	1
11/2012		97,454		157,778	HUS	424	0	424
11/2012	HKD	43,023		5,550	CBK	2	0	2
11/2012		310,247		40,017	JPM	6	0	6
11/2012	JPY	302,727		3,884	BPS	3	0	3
11/2012	NOK	369,151		64,383	HUS	20	0	20
11/2012		369,151		64,464	RYL	101	0	101
11/2012	PLN	2,574		747	UAG	0	(52)	(52)
11/2012		$43,433	AUD	41,917	BRC	0	(68)	(68)
11/2012		43,429		41,917	DUB	0	(63)	(63)
11/2012		119,764	CAD	117,950	HUS	133	0	133
11/2012		11,137	CHF	10,407	DUB	0	(65)	(65)
11/2012		7,354	EUR	5,678	DUB	0	(56)	(56)
11/2012		247		191	JPM	0	(1)	(1)
11/2012		1,982	GBP	1,226	CBK	0	(3)	(3)
11/2012		166		102	JPM	0	(1)	(1)
11/2012		2,256	HKD	17,488	JPM	0	0	0
11/2012		136,235	JPY	10,609,810	UAG	0	(246)	(246)
11/2012		382	NOK	2,185	UAG	0	(1)	(1)
11/2012		4,023	SEK	26,380	CBK	0	(10)	(10)
11/2012		4,027		26,380	GLM	0	(15)	(15)
11/2012		4,017		26,379	RBC	0	(5)	(5)
12/2012	BRL	52,244		$25,241	UAG	0	(335)	(335)
12/2012		$6,107	KRW	6,952,343	JPM	115	0	115
01/2013	SGD	717		$586	GLM	1	0	1
01/2013		$326	SGD	400	DUB	0	0	0
02/2013	CNY	64,440		$10,055	BPS	0	(84)	(84)
02/2013		95,571		15,140	CBK	103	0	103
02/2013		94,540		14,750	DUB	0	(125)	(125)
02/2013		23,658		3,692	HUS	0	(31)	(31)
02/2013		19,826		3,093	JPM	0	(26)	(26)
02/2013		75,632		11,800	RYL	0	(100)	(100)
02/2013		$60,829	CNY	381,966	JPM	13	(743)	(730)

						$5,387	$(16,281)	$(10,894)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Common Stocks
Bermuda
Energy	$26,976	$40,723	$0	$67,699
Financials	0	86,660	0	86,660
Brazil
Financials	17,489	0	0	17,489
Canada
Energy	24,935	0	0	24,935
Materials	13,913	0	0	13,913
Denmark
Consumer Staples	0	40,137	0	40,137
Faeroe Islands
Consumer Staples	6,638	0	0	6,638
Financials	2,732	0	0	2,732
France
Consumer Discretionary	0	48,678	0	48,678
Consumer Staples	0	83,563	0	83,563
Energy	0	30,378	0	30,378
Utilities	0	48,359	0	48,359
Germany
Health Care	34,022	0	0	34,022
Industrials	0	3,672	0	3,672
Utilities	0	7,435	0	7,435
Guernsey, Channel Islands
Financials	0	18,027	0	18,027
Hong Kong
Consumer Discretionary	0	9,887	0	9,887
Financials	0	59,451	0	59,451
Industrials	0	8,336	0	8,336
Israel
Health Care	13,043	0	0	13,043
Japan
Industrials	0	22,035	0	22,035
Information Technology	0	28,636	0	28,636
Netherlands
Consumer Staples	0	29,688	0	29,688
Energy	0	17,547	0	17,547
Financials	0	30,140	0	30,140
Information Technology	0	13,389	0	13,389
Telecommunication Services	0	24,669	0	24,669
Norway
Consumer Staples	0	47,532	0	47,532
Industrials	0	11,075	0	11,075
Singapore
Financials	0	1,056	0	1,056
Industrials	0	18,421	0	18,421
South Africa
Materials	21,532	0	0	21,532
South Korea
Consumer Discretionary	0	9,766	0	9,766
Spain
Consumer Staples	0	6,251	0	6,251
Sweden
Industrials	0	19,167	0	19,167
Switzerland
Consumer Staples	0	30,936	0	30,936
Financials	0	12,298	0	12,298
Health Care	0	22,779	0	22,779
Industrials	0	12,925	0	12,925
Information Technology	0	5,291	0	5,291
Materials	0	10,217	0	10,217
United Kingdom
Consumer Staples	0	173,488	0	173,488
Energy	19,186	39,254	0	58,440
Financials	0	24,086	0	24,086
United States
Consumer Staples	135,717	0	0	135,717
Energy	19,502	0	0	19,502
Financials	197,815	0	0	197,815
Health Care	31,912	0	0	31,912
Industrials	89,317	0	0	89,317
Information Technology	134,849	0	0	134,849
Exchange-Traded Funds
United States	90,069	0	0	90,069
Preferred Stocks
Brazil
Banking & Finance	5,462	0	0	5,462
Rights
France
Health Care	2,193	0	0	2,193
Short-Term Instruments
Repurchase Agreements	0	691	0	691
U.S. Treasury Bills	0	13,141	0	13,141
PIMCO Short-Term Floating NAV Portfolio	220,556	0	0	220,556
Purchased Options
Equity Contracts	116	0	0	116
	$1,107,974	$1,109,784	$0	$2,217,758

Financial Derivative Instruments (2) - Assets
Equity Contracts	0	1,142	0	1,142
Foreign Exchange Contracts	0	5,387	0	5,387
	$0	$6,529	$0	$6,529

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(145)	(836)	0	(981)
Foreign Exchange Contracts	0	(16,281)	0	(16,281)

	$(145)	$(17,117)	$0	$(17,262)

Totals	$1,107,829	$1,099,196	$0	$2,207,025

(ii) As of September 30, 2012, assets valued at $36,754 were transferred from Level 2 to Level 1 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EMERGING MULTI-ASSET FUND AND PIMCO EqS PATHFINDER FUND® (“Consolidated Funds”)

PIMCO Cayman Commodity Fund V and VI (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Emerging Multi-Asset Fund	PIMCO Cayman Commodity Fund V Ltd.	6/6/2011	7/1/2011	$51,152	$10	0.0%
PIMCO EqS Pathfinder Fund®	PIMCO Cayman Commodity Fund VI Ltd.	6/6/2011	6/20/2011	2,196,458	90,031	4.1%

2. Fair Value Measurements

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. In addition, the Adviser may utilize other valuation techniques that use significant unobservable inputs if the previously discussed methods are not suitable to accurately reflect fair value.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Consolidated Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Dividend and Income Builder Fund	$71,022	$3,897	$(494)	$3,403
PIMCO Emerging Multi-Asset Fund	52,458	1,132	(2,263)	(1,131)
PIMCO EqSTM Dividend Fund	328,832	24,453	(2,964)	21,489
PIMCO EqSTM Emerging Markets Fund	571,246	41,151	(39,827)	1,324
PIMCO EqSTM Long/Short Fund	282,832	6,053	(10,473)	(4,420)
PIMCO EqS Pathfinder Fund®	2,124,213	222,353	(128,808)	93,545

(1)	Primary differences, if any, between book and tax unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

4. Related Party Transactions

The PIMCO Emerging Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2012 (amounts in thousands):

PIMCO Emerging Multi-Asset Fund

Underlying PIMCO Funds	Market Value 06/30/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$436	$0	$0	$0	$56	$492	$0
PIMCO Emerging Local Bond Fund	12,185	2,305	(1,000)	(31)	424	13,883	135
PIMCO Emerging Markets Bond Fund	8,304	2,996	(150)	9	469	11,628	126
PIMCO Emerging Markets Corporate Bond Fund	1,472	14	0	0	67	1,553	14
PIMCO Emerging Markets Currency Fund	772	1	(782)	(14)	23	0	1
PIMCO EqSTM Emerging Markets Fund	18,618	0	(1,400)	(355)	1,652	18,515	0
PIMCO Short-Term Floating NAV Portfolio	5,018	4,401	(8,800)	0	1	620	1

Totals	$46,805	$9,717	$(12,132)	$(391)	$2,692	$46,691	$277

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 6/30/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation	Market Value 9/30/2012	Dividend Income
PIMCO Dividend and Income Builder Fund	$1,411	$15,001	$(14,600)	$0	$1	$1,813	$1
PIMCO EqSTM Dividend Fund	14,024	38,304	(48,100)	(1)	1	4,228	4
PIMCO EqSTM Emerging Markets Fund	52,486	98,949	(87,050)	9	9	64,403	49
PIMCO EqSTM Long/Short Fund	61,718	159,646	(147,500)	10	8	73,882	46
PIMCO EqS Pathfinder Fund®	129,357	206,452	(115,300)	17	30	220,556	152

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	ULO	UBS AG London
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
CZK	Czech Koruna	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HKD	Hong Kong Dollar	PHP	Philippine Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI	Korea Composite Stock Price Index	MEXBOL	Mexico IPC Index
IBOV	Brazil Bovespa Index

Other Abbreviations:
ADR	American Depositary Receipt	MSCI	Morgan Stanley Capital International	SP - GDR	Sponsored Global Depositary Receipt
LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	November 20, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 20, 2012